Provisions and Contingent Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of provisions [text block] [Abstract]
Schedule of composition provisions
	As of December 31,
	2020	2019
	MCh$	MCh$

Provisions for personnel salaries and expenses	104,270	101,223
Provisions for mandatory dividends	164,284	185,727
Provisions for contingent loan	28,247	23,240
Provision for contingencies	33,863	15,940
Total	330,664	326,130

Schedule of activity regarding provision
	Personnel salaries and expenses	Mandatory Dividend	Contingent loan	Contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2020	101,223	185,727	23,240	15,940	326,130
Provisions established	76,281	164,284	14,683	25,367	280,615
Application of provisions	(71,481)	-	-	-	(71,481)
Provisions released	(1,755)	(185,727)	(9,676)	(7,444)	(204,602)
Reclassifications	-	-	-	-	-
Other	2	-	-	-	2

Balances as of December 31, 2020	104,270	164,284	28,247	33,863	330,664

Balances as of January 1, 2019	93,379	178,600	23,709	9,583	305,271
Provisions established	78,316	185,727	15,879	28,373	308,295
Application of provisions	(70,385)	-	-	(155)	(70,540)
Provisions released	(552)	(178,600)	(16,348)	(21,861)	(217,361)
Reclassifications	-	-	-	-	-
Other	465	-	-	-	465

Balances as of December 31, 2019	101,223	185,727	23,240	15,940	326,130

Balances as of January 1, 2018	97,576	168,840	9,480	27,902	303,798
Provisions established	80,912	178,600	19,240	19,647	298,399
Application of provisions	(72,975)	-	-	(4,431)	(77,406)
Provisions released	(3,195)	(168,840)	(5,011)	(33,535)	(210,581)
Reclassifications	-	-	-	-	-
Other	(8,939)	-	-	-	(8,939)

Balances as of December 31, 2018	93,379	178,600	23,709	9,583	305,271

Schedule of provisions for personnel salaries and expenses
	As of December 31,
	2020	2019
	MCh$	MCh$

Provision for seniority compensation	6,658	6,797
Provision for stock-based personnel benefits	-	-
Provision for performance bonus	65,786	68,595
Provision for vacations	29,307	23,864
Provision for other personnel benefits	2,519	1,967
Total	104,270	101,223

Schedule of provisions for contingent loan risk
	December 31, 2020
	Stage 1		Stage 2		Stage 3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
ECL allowance at January 1, 2020	1,509	13,127	226	542	3,487	4,349	23,240
Transfer
Transfers from stage 1 to stage 2	(1,273)	(3,614)	1,785	13,442	-	-	10,340
Transfers from stage 1 to stage 3	-	(76)	-	-	83	2,757	2,764
Transfers from stage 2 to stage 3	-	-	(73)	(148)	2,839	1,720	4,338
Transfers from stage 2 to stage 1	165	2,687	(295)	(9,274)	-	-	(6,717)
Transfers from stage 3 to stage 2	-	-	-	240	(6)	(1,934)	(1,700)
Transfers from stage 3 to stage 1	-	14	-	-	-	(444)	(430)
Net changes on financial assets	2,279	(200)	126	(315)	(2,995)	(1,748)	(2,853)
Write-off	-	-	-	-	-	-	-
Other adjustment	135	(928)	(6)	65	(170)	169	(735)
At December 31, 2020	2,815	11,010	1,762	4,552	3,238	4,869	28,247
	December 31, 2019
	Stage 1		Stage 2		Stage 3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
ECL allowance at January 1, 2019	1,081	15,070	259	172	3,856	3,271	23,709
Transfer
Transfers to stage 2	(100)	(318)	122	878	-	-	582
Transfers to stage 3	-	(203)	-	-	167	4,675	4,639
Transfers to stage 3	-	-	(24)	(144)	1,742	1,290	2,864
Transfers to stage 1	46	122	(82)	(473)	-	-	(387)
Transfers to stage 2	-	-	-	234	(54)	(1,444)	(1,264)
Transfers to stage 1	-	45	-	-	(130)	(1,278)	(1,363)
Net changes on financial assets	491	(1,474)	(41)	(106)	(2,100)	2,173	(5,471)
Write-off	-	-	-	-	-	-	-
Other adjustments	(9)	(115)	(8)	(19)	6	8	(137)
At December 31, 2019	1,509	13,127	226	542	3,487	4,349	23,240